Digital Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Beginning balance	$ 0	$ 0	$ 0	$ 3,921
Realized gain			0	4,322
Purchase of crypto currencies	10,000
Impairment	(3,893)	$ 0	0	0
Transfer of cryptocurrencies			0	(8,243)
Ending balance	$ 6,107		$ 0	$ 0